Share-Based Compensation - Schedule of Valuation Assumptions (Details) - $ / shares		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2023
Share-Based Compensation - Schedule of Valuation Assumptions (Details) [Line Items]
Spot price on valuation date (in Dollars per share)	$ 96	$ 10.6
Expected volatility	137.01%
Risk-free interest rate	1.51%
Dividend yield	0.00%	0.00%
Forfeiture rate	0.00%
Minimum [Member]
Share-Based Compensation - Schedule of Valuation Assumptions (Details) [Line Items]
Expected volatility		120.95%
Risk-free interest rate		3.53%
Maximum [Member]
Share-Based Compensation - Schedule of Valuation Assumptions (Details) [Line Items]
Expected volatility		123.34%
Risk-free interest rate		4.28%